Quarterly Holdings Report
for

Fidelity Freedom® Index 2025 Fund

December 31, 2020

FRX-X25-QTLY-0221
1.906841.111

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.5%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $2,695,303,881)	267,353,018	3,451,527,456

International Equity Funds - 23.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $1,893,214,505)	160,107,960	2,295,948,147

Bond Funds - 33.3%
Fidelity Series Bond Index Fund (a)	281,361,347	3,033,075,321
Fidelity Series Long-Term Treasury Bond Index Fund (a)	32,385,321	296,973,390
TOTAL BOND FUNDS
(Cost $3,203,467,842)		3,330,048,711

Inflation-Protected Bond Funds - 4.3%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $404,707,912)	40,030,680	429,529,194

Short-Term Funds - 4.9%
Fidelity Series Treasury Bill Index Fund (a)
(Cost $490,145,461)	48,998,159	489,981,592
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,686,839,601)		9,997,035,100
NET OTHER ASSETS (LIABILITIES) - 0.0%		128,200
NET ASSETS - 100%		$9,997,163,300

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4
Total	$4

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$1,948,277,810	$1,391,163,024	$326,464,632	$64,339,456	$(1,438,760)	$21,537,879	$3,033,075,321
Fidelity Series Global ex U.S. Index Fund	1,490,810,954	643,399,619	495,613,776	38,619,935	5,147,899	652,203,451	2,295,948,147
Fidelity Series Inflation-Protected Bond Index Fund	272,628,331	180,089,286	42,445,342	5,462,456	388,530	18,868,389	429,529,194
Fidelity Series Long-Term Treasury Bond Index Fund	194,739,531	171,771,134	31,051,718	29,403,794	(580,114)	(37,905,443)	296,973,390
Fidelity Series Total Market Index Fund	2,215,132,125	1,014,680,679	895,619,666	64,241,246	17,096,806	1,100,237,512	3,451,527,456
Fidelity Series Treasury Bill Index Fund	289,167,151	249,401,281	47,181,574	1,661,911	(52,505)	(1,352,761)	489,981,592
Total	$6,410,755,902	$3,650,505,023	$1,838,376,708	$203,728,798	$20,561,856	$1,753,589,027	$9,997,035,100

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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